Provisions - Schedule of status and changes of the defined benefit obligations, United Kingdom (Details) - United Kingdom - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [line items]
Financial actuarial (gains)/losses	€ 857
Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset) at beginning of period	15,392	€ 15,472	€ 14,297
Current service cost	30	33	30
Interest cost	283	219	284
Benefits paid	(487)	(465)	(445)
Contributions made by employees	9	18	17
Past service cost	0	6	0
Actuarial (gains)/losses	(5,660)	(933)	2,060
Demographic actuarial (gains)/losses	(144)	(17)	34
Financial actuarial (gains)/losses	(5,516)	(916)	2,026
Exchange differences and other items	(585)	1,042	(771)
Net defined benefit liability (asset) at end of period	€ 8,982	€ 15,392	€ 15,472